UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-3651
                                   ---------------------------------------------

                           Touchstone Strategic Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                   -----------------------------
Date of fiscal year end:      03/31
                        -----------------------------------
Date of reporting period:    6/30/11
                         ----------------------------------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS


Touchstone Strategic Trust - Portfolio of Investments
Touchstone Diversified Small Cap Growth Fund - June 30, 2011 (Unaudited)

                                                                       MARKET
COMMON STOCKS -- 98.7%                                    SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 24.8%
Ariba, Inc.*                                              11,275   $    388,649
Aspen Technology, Inc.*                                   18,890        324,530
Cavium Networks, Inc.*+                                   14,162        617,322
comScore, Inc.*                                           18,912        489,821
Finisar Corp.*+                                           20,646        372,247
j2 Global Communications, Inc.*                           12,100        341,583
MAXIMUS, Inc.                                              5,416        448,066
Mellanox Technologies Ltd.*                               12,125        361,446
MICROS Systems, Inc.*                                      7,293        362,535
Microsemi Corp.*                                          21,842        447,761
Multi-Fineline Electronix, Inc.*                          12,621        272,740
Netscout Systems, Inc.*                                   15,874        331,608
Oplink Communications, Inc.*                              10,311        192,094
Parametric Technology Corp.*                              15,325        351,402
Polycom, Inc.*                                             6,185        397,696
Progress Software Corp.*                                  13,187        318,202
RF Micro Devices, Inc.*                                   50,645        309,947
Riverbed Technology, Inc.*                                12,908        511,028
Skyworks Solutions, Inc.*                                 10,002        229,846
Taleo Corp. - Class A*                                    11,621        430,326
TriQuint Semiconductor, Inc.*                             17,360        176,898
Veeco Instruments, Inc.*+                                  4,510        218,329
VeriFone Systems, Inc.*                                   10,305        457,027
Virtusa Corp.*                                            16,406        310,894
VistaPrint NV*                                             7,705        368,684
--------------------------------------------------------------------------------
                                                                      9,030,681
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 19.7%
99 Cents Only Stores*                                     13,273        268,646
American Public Education, Inc.*                           9,498        422,756
Big Lots, Inc.*                                           11,784        390,640
Capella Education Co.*                                     8,762        366,690
Cato Corp. (The) - Class A                                15,203        437,846
Chico's FAS, Inc.                                         37,300        568,079
Coinstar, Inc.*+                                          12,390        675,751
Deckers Outdoor Corp.*                                     4,508        397,335
DSW, Inc. - Class A*                                       8,030        406,398
Fuel Systems Solutions, Inc.*+                            11,240        280,438
LKQ Corp.*                                                14,820        386,654
PetMed Express, Inc.+                                     19,882        235,602
Steiner Leisure Ltd.*                                      8,290        378,687
Texas Roadhouse, Inc.                                     23,900        419,086
Tractor Supply Co.                                         6,817        455,921
Tupperware Brands Corp.                                    5,910        398,629
Vera Bradley, Inc.*                                        9,115        348,193
WMS Industries, Inc.*                                     11,270        346,214
--------------------------------------------------------------------------------
                                                                      7,183,565
--------------------------------------------------------------------------------

HEALTH CARE -- 19.4%
Acorda Therapeutics, Inc.*                                20,955        677,056
Alexion Pharmaceuticals, Inc.*                            10,476        492,686
Auxilium Pharmaceuticals, Inc.*+                          20,170        395,332
BioMarin Pharmaceutical, Inc.*                            21,201        576,879
Bio-Reference Labs, Inc.*+                                 3,015         63,014
Fluidigm Corp.*+                                           5,943         99,664
Genomic Health, Inc.*+                                    27,640        771,432
HMS Holdings Corp.*                                        4,070        312,861
Impax Laboratories, Inc.*                                  9,935        216,484
Insulet Corp.*                                            28,586        633,752
NxStage Medical, Inc.*                                    30,899        643,317
RTI Biologics, Inc.*                                      74,910        203,006
Salix Pharmaceuticals Ltd.*                               13,835        551,048
SonoSite, Inc.*                                           14,405        506,624
Spectranetics Corp. (The)*                                54,585        339,519
Thoratec Corp.*                                            6,825        223,996
United Therapeutics Corp.*                                 6,670        367,517
--------------------------------------------------------------------------------
                                                                      7,074,187
--------------------------------------------------------------------------------
INDUSTRIALS -- 14.6%
Aerovironment, Inc.*                                       3,625        128,144
American Science & Engineering, Inc.                       4,495        359,600
Applied Industrial Technologies, Inc.                     13,185        469,518
Ceradyne, Inc.*                                            7,860        306,461
CLARCOR, Inc.                                             12,725        601,638
EnPro Industries, Inc.*                                    8,679        417,200
ESCO Technologies, Inc.                                    8,445        310,776
General Cable Corp.*                                       7,330        312,111
GrafTech International Ltd.*                              16,090        326,144
HUB Group, Inc. - Class A*                                13,329        501,970
Landstar System, Inc.+                                     8,550        397,404
Toro Co.                                                   6,030        364,815
Wabtec Corp.                                               7,403        486,525
Woodward, Inc.                                             9,467        330,020
--------------------------------------------------------------------------------
                                                                      5,312,326
--------------------------------------------------------------------------------
FINANCIALS -- 8.6%
Cash America International, Inc.+                          6,210        359,373
Encore Capital Group, Inc.*                               14,313        439,695
Ezcorp, Inc. - Class A*                                   22,365        795,635
Financial Engines, Inc.*                                   8,750        226,800

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Diversified Small Cap Growth Fund - June 30, 2011 (Unaudited)


                                                                       MARKET
COMMON STOCKS (CONTINUED) -- 98.7%                        SHARES       VALUE
--------------------------------------------------------------------------------
First Cash Financial Services, Inc.*                      17,090   $    717,609
Portfolio Recovery Associates, Inc.*                       7,059        598,533
--------------------------------------------------------------------------------
                                                                      3,137,645
--------------------------------------------------------------------------------
ENERGY -- 7.2%
Brigham Exploration Co.*                                  13,580        406,449
CARBO Ceramics, Inc.+                                      2,336        380,651
Dril-Quip, Inc.*                                           6,195        420,207
Lufkin Industries, Inc.                                    5,005        430,680
Newpark Resources, Inc.*                                  39,270        356,179
Petroquest Energy, Inc.*+                                 43,127        302,752
World Fuel Services Corp.                                  9,339        335,550
--------------------------------------------------------------------------------
                                                                      2,632,468
--------------------------------------------------------------------------------
MATERIALS -- 4.4%
Balchem Corp.                                              8,802        385,352
LSB Industries, Inc.*                                      6,213        266,662
Rock-Tenn Co. - Class A                                    2,750        182,435
Solutia, Inc.*                                            17,250        394,162
Worthington Industries, Inc.                              16,989        392,446
--------------------------------------------------------------------------------
                                                                      1,621,057
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                $ 35,991,929
--------------------------------------------------------------------------------

INVESTMENT FUNDS --14.6%
Invesco Liquid Assets Portfolio**                      4,403,264      4,403,264
Touchstone Institutional Money Market Fund^              930,188        930,188
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  5,333,452
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 113.3%                              $ 41,325,381
(Cost $33,191,192)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (13.3%)                     (4,842,295)
--------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                               $ 36,483,086
================================================================================


*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $4,367,496.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                      VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION             LEVEL 1      LEVEL 2      LEVEL 3     TOTAL
--------------------------------------------------------------------------------
Common Stocks       $  35,991,929     $   -      $    -      $   35,991,929
Investment Funds        5,333,452         -           -           5,333,452
--------------------------------------------------------------------------------
                                                             $   41,325,381

See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Growth Opportunities Fund - June 30, 2011 (Unaudited)


                                                                       MARKET
COMMON STOCKS -- 99.0%                                    SHARES       VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 28.9%
Alliance Data Systems Corp.*+                             50,940   $  4,791,926
Apple, Inc.*                                              23,080      7,747,263
ATMI, Inc.*                                               95,350      1,948,000
Autodesk, Inc.*                                           92,530      3,571,658
Cisco Systems, Inc.                                      155,748      2,431,226
EMC Corp.*                                               129,540      3,568,827
Google, Inc. - Class A*                                    8,010      4,056,104
Longtop Financial Technologies Ltd. ADR*+ss.              98,520        197,040
NICE Systems Ltd. ADR*                                    92,537      3,364,645
Nuance Communications, Inc.*                             132,040      2,834,899
ON Semiconductor Corp.*                                  224,570      2,351,248
Oracle Corp.                                             154,915      5,098,253
QUALCOMM, Inc.                                            74,549      4,233,638
Red Hat, Inc.*                                            57,180      2,624,562
--------------------------------------------------------------------------------
                                                                     48,819,289
--------------------------------------------------------------------------------

INDUSTRIALS -- 22.1%
Avis Budget Group, Inc.*                                 218,330      3,731,260
BE Aerospace, Inc.*                                       92,530      3,776,149
Cooper Industries PLC                                     55,620      3,318,845
Danaher Corp.                                             62,800      3,327,772
Dover Corp.                                               50,740      3,440,172
FedEx Corp.                                               47,720      4,526,242
General Electric Co.                                     263,460      4,968,856
Geo Group, Inc. (The)*                                   178,720      4,115,922
Goodrich Corp.                                            25,890      2,472,495
IDEX Corp.                                                81,620      3,742,277
--------------------------------------------------------------------------------
                                                                     37,419,990
--------------------------------------------------------------------------------

HEALTH CARE -- 14.2%
CareFusion Corp.*                                        120,600      3,276,702
Celgene Corp.*                                            53,440      3,223,501
Gilead Sciences, Inc.*                                    79,740      3,302,033
Hill-Rom Holdings, Inc.                                   70,800      3,259,632
ICON PLC ADR*                                             83,180      1,959,721
United Therapeutics Corp.*                                37,950      2,091,045
Vertex Pharmaceuticals, Inc.*                             69,240      3,599,788
Warner Chilcott PLC - Class A                            138,280      3,336,696
--------------------------------------------------------------------------------
                                                                     24,049,118
--------------------------------------------------------------------------------

ENERGY -- 13.8%
Alpha Natural Resources, Inc.*                            53,382      2,425,678
CONSOL Energy, Inc.                                       69,660      3,377,117
Ensco PLC ADR                                             63,942      3,408,109
Halliburton Co.                                           64,980      3,313,980
National Oilwell Varco, Inc.                              55,100      4,309,371
Tesoro Corp.*                                            147,430      3,377,621
Weatherford International Ltd.*                          165,310      3,099,562
--------------------------------------------------------------------------------
                                                                     23,311,438
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 8.5%
Nordstrom, Inc.                                           56,660      2,659,620
Penn National Gaming, Inc.*                               82,340      3,321,595
Priceline.com, Inc.*                                       7,275      3,724,291
Tenneco, Inc.*                                           103,966      4,581,782
--------------------------------------------------------------------------------
                                                                     14,287,288
--------------------------------------------------------------------------------

MATERIALS -- 5.2%
Celanese Corp.                                            76,940      4,101,672
Freeport-McMoRan Copper & Gold, Inc.                      48,140      2,546,606
Westlake Chemical Corp.                                   42,320      2,196,408
--------------------------------------------------------------------------------
                                                                      8,844,686
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 3.9%
General Mills, Inc.                                       64,670      2,407,017
Ralcorp Holdings, Inc.*                                   49,280      4,266,663
--------------------------------------------------------------------------------
                                                                      6,673,680
--------------------------------------------------------------------------------

FINANCIALS -- 2.4%
Lincoln National Corp.                                    57,600      1,641,024
Waddell & Reed Financial, Inc. - Class A                  64,460      2,343,121
--------------------------------------------------------------------------------
                                                                      3,984,145
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $167,389,634
--------------------------------------------------------------------------------

INVESTMENT FUNDS --5.2%
Invesco Liquid Assets Portfolio**                      6,457,774      6,457,774
Touchstone Institutional Money Market Fund^            2,421,091      2,421,091
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $  8,878,865
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 104.2%                              $176,268,499
(Cost $165,575,620)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (4.2%)                      (7,099,675)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $169,168,824
================================================================================

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Growth Opportunities Fund - June 30, 2011 (Unaudited)

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $4,866,920.

*     Non-income producing security.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ss. Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At June 30, 2011, the value of this security amounted to $197,040 or 0.1% of net assets.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION         LEVEL 1        LEVEL 2      LEVEL 3      TOTAL
--------------------------------------------------------------------------------
Common Stocks     $ 167,192,594   $      -     $  197,040    $  167,389,634
Investment Funds      8,878,865          -              -         8,878,865
--------------------------------------------------------------------------------
                                                             $  176,268,499

LEVEL 3 ROLLFORWARD DISCLOSURE

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the three months ended June 30, 2011:


                MEASUREMENTS USING UNOBSERVABLE INPUTS (LEVEL 3)

ASSETS                                 COMMON STOCK            TOTAL
-------------------------------------------------------------------------------
Beginning balance                       $        -           $      -
Purchases                                  124,050            124,050
Issuances                                        -                  -
Sales                                      (45,914)           (45,914)
Settlements                                      -                  -
Accrued discounts (premiums)                     -                  -
Total realized gain (loss)                 (16,199)           (16,199)
Net change in unrealized
appreciation/depreciation               (2,865,507)        (2,865,507)
Net transfers into Level 3               3,000,610(a)       3,000,610
Net transfers out of Level 3                     -                  -
                                       ------------        -----------
Ending balance                          $  197,040         $  197,040

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at June 30, 2011 was ($3,279,991).

(a) Transferred from Level 1 to Level 3 due to lack of observable valuation inputs.

See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Large Cap Growth Fund - June 30, 2011 (Unaudited)



                                                                       MARKET
COMMON STOCKS -- 98.3%                                    SHARES       VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 25.1%
Advance Auto Parts, Inc.                                 226,900   $ 13,271,381
Amazon.com, Inc.*                                         79,307     16,217,488
AutoZone, Inc.*                                           80,480     23,729,528
Chipotle Mexican Grill, Inc.*                             87,235     26,884,955
DIRECTV Group, Inc. - Class A*                           392,795     19,961,842
Dollar Tree, Inc.*                                       270,300     18,007,386
Family Dollar Stores, Inc.                               390,657     20,532,932
McDonald's Corp.                                         228,500     19,267,120
TJX Cos., Inc.                                           281,200     14,771,436
Yum! Brands, Inc.                                        293,300     16,201,892
--------------------------------------------------------------------------------
                                                                    188,845,960
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 23.9%
Altera Corp.                                             288,200     13,358,070
Apple, Inc.*                                              48,595     16,311,883
Baidu, Inc. ADR*                                         175,560     24,601,223
Citrix Systems, Inc.*                                    251,390     20,111,200
Cognizant Technology Solutions Corp. - Class A*          301,870     22,139,146
F5 Networks, Inc.*                                       186,140     20,521,935
International Business Machines Corp.                    131,240     22,514,222
NetApp, Inc.*                                            291,450     15,382,731
Salesforce.com, Inc.*                                    164,400     24,492,312
--------------------------------------------------------------------------------
                                                                    179,432,722
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 15.5%
Cia de Bebidas das Americas ADR                          415,400     14,011,442
Coca-Cola Co. (The)                                      220,800     14,857,632
Dr Pepper Snapple Group, Inc.                            414,300     17,371,599
Estee Lauder Cos., Inc. (The) - Class A                  204,700     21,532,393
Hershey Co. (The)                                        269,000     15,292,650
Mead Johnson Nutrition Co. - Class A                     295,750     19,977,912
Reynolds American, Inc.                                  365,800     13,552,890
--------------------------------------------------------------------------------
                                                                    116,596,518
--------------------------------------------------------------------------------

HEALTH CARE -- 12.1%
AmerisourceBergen Corp.                                  402,375     16,658,325
Cerner Corp.*+                                           278,240     17,003,246
Edwards Lifesciences Corp.*                              164,300     14,323,674
Illumina, Inc.*+                                         205,200     15,420,780
Perrigo Co.                                              148,240     13,025,849
UnitedHealth Group, Inc.                                 274,450     14,156,131
--------------------------------------------------------------------------------
                                                                     90,588,005
--------------------------------------------------------------------------------

ENERGY -- 9.3%
Chevron Corp.                                            142,600     14,664,984
Concho Resources, Inc.*                                  142,610     13,098,728
ConocoPhillips                                           184,740     13,890,601
Marathon Oil Corp.                                       287,350     15,137,598
Pioneer Natural Resources Co.                            145,600     13,041,392
--------------------------------------------------------------------------------
                                                                     69,833,303
--------------------------------------------------------------------------------

INDUSTRIALS -- 8.7%
Caterpillar, Inc.                                        142,600     15,181,196
Cummins, Inc.                                            176,020     18,216,310
Deere & Co.                                              218,220     17,992,239
Rockwell Automation, Inc.                                165,500     14,358,780
--------------------------------------------------------------------------------
                                                                     65,748,525
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.1%
BCE, Inc.                                                406,000     15,951,740
--------------------------------------------------------------------------------

MATERIALS -- 1.6%
Silver Wheaton Corp.                                     362,700     11,969,100
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $738,965,873
--------------------------------------------------------------------------------

INVESTMENT FUNDS --4.1%
Invesco Liquid Assets Portfolio**                     22,909,876     22,909,876
Touchstone Institutional Money Market Fund^            7,922,739      7,922,739
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                             $ 30,832,615
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 102.4%                              $769,798,488
(Cost $575,141,242)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.4%)                     (18,173,662)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $751,624,826
================================================================================



*     Non-income producing security.

+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $19,709,522.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Large Cap Growth Fund - June 30, 2011 (Unaudited)


PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.


                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION              LEVEL 1         LEVEL 2       LEVEL 3        TOTAL
--------------------------------------------------------------------------------
Common Stocks        $   738,965,873   $        -    $         -   $ 738,965,873
Investment Funds          30,832,615            -              -      30,832,615
--------------------------------------------------------------------------------
                                                                   $ 769,798,488

See accompanying Notes to Portfolios of Investments.

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Mid Cap Growth Fund - June 30, 2011 (Unaudited)


                                                                       MARKET
COMMON STOCKS -- 100.0%                                   SHARES       VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 23.7%
Alliance Data Systems Corp.*+                            205,790   $ 19,358,665
Autodesk, Inc.*                                          425,100     16,408,860
Avago Technologies Ltd.                                  458,564     17,425,432
BMC Software, Inc.*                                      227,860     12,463,942
Freescale Semiconductor Holdings I Ltd.*+                379,530      6,979,557
Gartner, Inc.*                                           380,950     15,348,475
Juniper Networks, Inc.*                                  254,840      8,027,460
Longtop Financial Technologies Ltd. ADR*+ss.             473,270        946,540
LSI Corp.*                                             1,681,889     11,975,050
NICE Systems Ltd. ADR*                                   462,130     16,803,047
ON Semiconductor Corp.*                                1,513,153     15,842,712
Red Hat, Inc.*                                           350,330     16,080,147
Salesforce.com, Inc.*                                    122,475     18,246,325
Teradata Corp.*                                          268,450     16,160,690
--------------------------------------------------------------------------------
                                                                    192,066,902
--------------------------------------------------------------------------------

HEALTH CARE -- 14.0%
CareFusion Corp.*                                        571,070     15,515,972
Dendreon Corp.*+                                         261,330     10,306,855
DENTSPLY International, Inc.                             536,180     20,417,734
Life Technologies Corp.*                                 227,860     11,864,670
Mettler-Toledo International, Inc.*                      101,110     17,054,224
United Therapeutics Corp.*                               176,590      9,730,109
Vertex Pharmaceuticals, Inc.*                            331,820     17,251,322
Warner Chilcott PLC - Class A                            465,690     11,237,100
--------------------------------------------------------------------------------
                                                                    113,377,986
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 14.0%
Coach, Inc.                                              247,801     15,841,918
Discovery Communications, Inc. - Class A*                312,590     12,803,686
Lear Corp.                                               470,670     25,171,432
New Oriental Education & Technology Group ADR*            81,170      9,068,312
Nordstrom, Inc.                                          262,040     12,300,158
Penn National Gaming, Inc.*                              475,298     19,173,521
Priceline.com, Inc.*                                      37,030     18,956,768
--------------------------------------------------------------------------------
                                                                    113,315,795
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.8%
AMETEK, Inc.                                             182,995      8,216,476
Cooper Industries PLC                                    272,010     16,230,837
Dover Corp.                                              264,890     17,959,542
IDEX Corp.                                               377,390     17,303,331
MSC Industrial Direct Co. - Class A                      176,590     11,709,683
Precision Castparts Corp.                                100,400     16,530,860
Roper Industries, Inc.                                   190,120     15,836,996
--------------------------------------------------------------------------------
                                                                    103,787,725
--------------------------------------------------------------------------------

MATERIALS -- 10.8%
Albemarle Corp.                                          200,800     13,895,360
Crown Holdings, Inc.*                                    360,307     13,987,118
Ecolab, Inc.                                             241,390     13,609,568
Greif, Inc. - Class A                                    296,220     19,263,187
Scotts Miracle-Gro Co. (The) - Class A                   197,240     10,120,384
Solutia, Inc.*                                           734,138     16,775,053
--------------------------------------------------------------------------------
                                                                     87,650,670
--------------------------------------------------------------------------------

ENERGY -- 10.8%
Alpha Natural Resources, Inc.*                           374,760     17,029,094
CONSOL Energy, Inc.                                      333,240     16,155,475
Denbury Resources, Inc.*                                 761,190     15,223,800
Tesoro Corp.*                                            926,390     21,223,595
Weatherford International Ltd.*                          941,350     17,650,313
--------------------------------------------------------------------------------
                                                                     87,282,277
--------------------------------------------------------------------------------

FINANCIALS -- 7.4%
Ameriprise Financial, Inc.                               253,490     14,621,303
Discover Financial Services                              717,050     19,181,088
IntercontinentalExchange, Inc.*                           92,570     11,544,405
Lincoln National Corp.                                   519,090     14,788,874
--------------------------------------------------------------------------------
                                                                     60,135,670
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 4.6%
Green Mountain Coffee Roasters, Inc.*                    189,410     16,906,737
Ralcorp Holdings, Inc.*                                  237,830     20,591,321
--------------------------------------------------------------------------------
                                                                     37,498,058
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 1.9%
NII Holdings, Inc.*                                      353,180     14,967,768
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                                $810,082,851
--------------------------------------------------------------------------------

INVESTMENT FUNDS --5.1%
Invesco Liquid Assets Portfolio**                     38,095,744     38,095,744

Touchstone Strategic Trust - Portfolio of Investments
Touchstone Mid Cap Growth Fund - June 30, 2011 (Unaudited)

INVESTMENT FUNDS --5.1% (CONTINUED)
Touchstone Institutional Money Market Fund^            3,536,650   $  3,536,650
--------------------------------------------------------------------------------

TOTAL INVESTMENT FUNDS                                             $ 41,632,394
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 105.1%                              $851,715,245
(Cost $734,120,049)

LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.1%)                     (41,261,277)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                               $810,453,968
================================================================================


+ All or a portion of the security is on loan. The total value of the securities on loan as of June 30, 2011, was $29,599,188.

*     Non-income producing security.

**    Represents collateral for securities loaned.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

ss. Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At June 30, 2011, the value of this security amounted to $946,540 or 0.1% of net assets.

PORTFOLIO ABBREVIATIONS:
ADR -- American Depositary Receipt
PLC -- Public Limited Company

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:

DESCRIPTION          LEVEL 1         LEVEL 2       LEVEL 3       TOTAL
--------------------------------------------------------------------------------
Common Stocks      $ 809,136,311    $       -   $   946,540   $  810,082,851
Investment Funds      41,632,394            -             -       41,632,394
--------------------------------------------------------------------------------
                                                              $  851,715,245

LEVEL 3 ROLLFORWARD DISCLOSURE

The following is a rollforward of the Fund's investments that were valued using unobservable inputs for the three months ended June 30, 2011:


                MEASUREMENTS USING UNOBSERVABLE INPUTS (LEVEL 3)

ASSETS                           COMMON STOCK                   TOTAL
------------------------------------------------------ -------------------------
Beginning balance                      $            -         $               -
Purchases                                           -                         -
Issuances                                           -                         -
Sales                                        (613,237)                 (613,237)
Settlements                                         -                         -
Accrued discounts (premiums)                        -                         -
Total realized gain (loss)                   (494,518)                 (494,518)
Net change in unrealized
appreciation/depreciation                 (13,771,959)              (13,771,959)
Net transfers into Level 3                 15,826,254(a)             15,826,254
Net transfers out of Level 3                        -                         -
                                 ---------------------      --------------------
Ending balance                         $      946,540         $         946,540

The change in unrealized appreciation/depreciation relating to the Level 3 investments held at June 30, 2011 was ($14,896,718).

(a)Transferred from Level 1 to Level 3 due to lack of observable valuation inputs.

See accompanying Notes to Portfolios of Investments.

TOUCHSTONE STRATEGIC TRUST -- NOTES TO PORTFOLIOS OF INVESTMENTS
June 30, 2011 (Unaudited)

SECURITY VALUATION AND FAIR VALUE MEASUREMENTS -- All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2011, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration.

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP"). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level
2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1.

PORTFOLIO SECURITIES LOANED--Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicle.

As of June 30, 2011, the following Funds loaned securities and received collateral as follows:


                                                    FAIR VALUE                      VALUE OF
                                                OF SECURITIES LOANED           COLLATERAL RECEIVED
--------------------------------------------------- ----------------------------------------------
Touchstone Diversified Small Cap Growth Fund    $    4,367,496                $          4,403,264
Touchstone Growth Opportunities Fund                 4,866,920                           6,457,774
Touchstone Large Cap Growth Fund                    19,709,522                          22,909,876
Touchstone Mid Cap Growth Fund                      29,599,188                          38,095,744

All collateral received as cash is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

June 30, 2011 (Unaudited)

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest.

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

INVESTMENT INCOME -- Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

SECURITY TRANSACTIONS -- Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

FEDERAL TAX INFORMATION -- As of June 30, 2011, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

------------------------------------------------------------------------------------------------------------------------
                                                                                                          NET UNREALIZED
                                                                   GROSS UNREALIZED     GROSS UNREALIZED   APPRECIATION
                                                 FEDERAL TAX COST   APPRECIATION         DEPRECIATION     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Touchstone Diversified Small Cap Growth Fund   $   33,563,468      $    9,109,354      $   (1,347,441)    $    7,761,913
------------------------------------------------------------------------------------------------------------------------
Touchstone Growth Opportunities Fund              165,725,992          17,082,928          (6,540,421)        10,542,507
------------------------------------------------------------------------------------------------------------------------
Touchstone Large Cap Growth Fund                  576,201,539         202,504,693          (8,907,744)       193,596,949
------------------------------------------------------------------------------------------------------------------------
Touchstone Mid Cap Growth Fund                    737,494,586         136,412,595         (22,191,936)       114,220,659
------------------------------------------------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):    Touchstone Strategic Trust


By:     /s/ Jill T. McGruder
        ------------------------
Name:   Jill T. McGruder
Title:  President

Date: August 25, 2011

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Terrie A. Wiedenheft
        ------------------------
Name:   Terrie A. Wiedenheft
Title:  Treasurer & Controller

Date: August 25, 2011